Events after the reporting date	12 Months Ended
Jun. 30, 2023
Events After Reporting Date
Events after the reporting date

32. Events after the reporting date

●	On 18 July 2023, the Company announced the signing of a new enterprise contract with a leading integrated marketing and advertising agency; primarily focused on the deployment of the Company’s Keystone product.